Taxation (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Schedule of Composition of Income Tax Benefits

Composition of income tax benefits

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expenses	(1,352)	(2,654)	(6,051)
Deferred income tax benefits	109,039	91,319	23,268

	107,687	88,665	17,217

Schedule of Components of Loss Before Tax

The components of loss before tax are as follows:

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(1,014,112)	(795,673)	(426,044)
(loss)/Income from overseas entities	(32,715)	148,955	(77,448)

Total loss before tax	(1,046,827)	(646,718)	(503,492)

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Income tax benefits/(expenses)
Current income tax expenses	(1,352)	(2,654)	(6,051)
Deferred tax benefits	109,039	91,319	23,268

Total income tax benefits	107,687	88,665	17,217

Schedule of Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the year ended March 31,
	2017	2018	2019
PRC Statutory tax rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(1%)	7%	(3%)
Permanent book – tax difference	(5%)	(8%)	(5%)
Additional deduction for research and development expenditures	1%	1%	2%
Changes in valuation allowance	(10%)	(11%)	(16%)

Effective tax rate	10%	14%	3%

Schedule of Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets are as follows:

	As of March 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
- Tax losses carried forward and others	628,571	710,168
- Carryforwards of un-deducted advertising expenses	151,608	150,530
Less: valuation allowance	(780,179)	(860,698)

Net deferred tax assets	—	—

Deferred tax liabilities:
- Recognition of Intangible assets arisen from business combination and unrealized holding gain	25,233	2,485

Net deferred tax liabilities	25,233	2,485

Schedule of Operating Loss Carry Forward

As of March 31, 2019, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2019	465,625
2020	799,821
2021	371,700
2022	157,649
2023	66,122
Thereafter	1,794,795

3,655,712

Schedule of Movement of Valuation Allowance

Movement of valuation allowance

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the period	598,530	707,595	780,179
Addition	114,408	73,480	83,516
Written off for expiration of net operating losses	(5,343)	—	—
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	—	(896)	(2,997)

Balance at end of the period	707,595	780,179	860,698